Fair value measurements - Summary of Changes in Fair Value of the Derivative Warrant Liabilities (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
Change in fair value of warrant liabilities	$ 4,821,666		$ 3,413,333
Level 3 [Member]
Beginning balance	7,745,000	$ 0	0
Issuance of Public and Private Warrants		9,153,333
Public Warrants transferred to Level 1	(3,905,000)
Change in fair value of warrant liabilities	2,346,666	(1,408,333)
Ending balance	$ 6,186,666	$ 7,745,000	$ 6,186,666